UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-08415

EVERGREEN FIXED INCOME TRUST
________________________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116-5034
________________________________________________________________________
(Address of principal executive offices)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
________________________________________________________________________
(Name and address of agent for service)
Registrant's telephone number, including area code:    (617) 210-3200

Dates of fiscal year ends:  4/30, 6/30

Date of reporting period:  7/1/2005 - 6/30/2006

ITEM 1. PROXY VOTING RECORD

The following are series of Evergreen Fixed Income Trust (the
"Registrant"):

Evergreen Intermediate and Long Term Bond Funds (FYE 4/30)
	Evergreen Diversified Bond Fund
	Evergreen High Yield Bond Fund
	Evergreen Institutional Mortgage Portfolio
	Evergreen Strategic Income Fund
	Evergreen U.S. Government Fund

Evergreen Short and Intermediate Term Bond Funds (FYE 6/30)
	Evergreen Ultra Short Opportunities Fund (formerly Evergreen Ultra Short Bond Fund)

None of the following series of the Registrant held securities during the reporting period, as noted above, in which there was a securityholder vote, and accordingly, they have no proxy votes to report.

	Evergreen Diversified Bond Fund
	Evergreen Institutional Mortgage Portfolio
	Evergreen Strategic Income Fund
	Evergreen U.S. Government Fund
	Evergreen Ultra Short Opportunities Fund
	(formerly Evergreen Ultra Short Bond Fund)

The following is the proxy voting record for each series of the Registrant that has a proxy voting record during the reporting period:

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08415
Reporting Period: 07/01/2005 - 06/30/2006
Evergreen Fixed Income Trust


======================== EVERGREEN HIGH YIELD BOND FUND ========================


AMERICAN TOWER CORP.

Ticker:       AMT            Security ID:  029912201
Meeting Date: MAY 11, 2006   Meeting Type: Annual
Record Date:  MAR 23, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Raymond P. Dolan           For       For        Management
1.2   Elect Director Carolyn F. Katz            For       For        Management
1.3   Elect Director Gustavo Lara Cantu         For       For        Management
1.4   Elect Director Fred R. Lummis             For       For        Management
1.5   Elect Director Pamela D.A. Reeve          For       For        Management
1.6   Elect Director James D. Taiclet, Jr.      For       For        Management
1.7   Elect Director Samme L. Thompson          For       For        Management
2     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

CROWN CASTLE INTERNATIONAL CORP.

Ticker:       CCI            Security ID:  228227104
Meeting Date: MAY 25, 2006   Meeting Type: Annual
Record Date:  MAR 31, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Ari Q. Fitzgerald          For       Withhold   Management
1.2   Elect Director John P. Kelly              For       For        Management
1.3   Elect Director Robert E. Garrison, II     For       For        Management
2     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

HUNTSMAN CORP

Ticker:       HUN            Security ID:  447011107
Meeting Date: NOV 2, 2005    Meeting Type: Annual
Record Date:  SEP 13, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Jon M. Huntsman            For       For        Management
1.2   Elect Director Marsha J. Evans            For       For        Management
1.3   Elect Director David J. Matlin            For       For        Management
1.4   Elect Director Christopher R. Pechock     For       For        Management
2     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

LAS VEGAS SANDS CORP

Ticker:       LVS            Security ID:  517834107
Meeting Date: JUN 7, 2006    Meeting Type: Annual
Record Date:  APR 14, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director William P. Weidner         For       Withhold   Management
1.2   Elect Director Michael A. Leven           For       For        Management
2     Ratify Auditors                           For       For        Management


========== END NPX REPORT

                                   SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                EVERGREEN FIXED INCOME TRUST
                                By:   /s/ Dennis H. Ferro
                                   ---------------------------------------
                                    Dennis H. Ferro
                                    President
	            		    (Chief Executive Officer)

Date:  August 28, 2006
     --------------------------